EQUITY INVESTMENTS (Details Narrative) ¥ in Millions	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Oct. 31, 2021 USD ($)	Oct. 31, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Jan. 31, 2021 USD ($)	Jan. 31, 2021 CNY (¥)	Jun. 30, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Impairment loss	$ 180,361	$ 3,695	$ 1,738
Huixin LP Agreement [Member] | Ningbo Huixin LP [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investments								$ 137,906	¥ 1.0
Investment loss	87	96	220
Impairment loss	0	0	0
Huixin LP Agreement [Member] | Ningbo Huixin LP [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity acquire								27.27%	27.27%
Xiangyou Agreement [Member] | Chongqing Xiangyou LP [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investments						$ 1,448,016	¥ 10.5
Investment loss	5,014	27,117	35,828
Impairment loss	0	0	0
Xiangyou Agreement [Member] | Chongqing Xiangyou LP [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity acquire						20.00%	20.00%
Share Purchase Agreement [Member] | Wuhan Huiyu [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investments										$ 413,719	¥ 3.0
Investment loss	20,854
Impairment loss	$ 0	0	0
Investment income		$ 22,619	$ 12,066
Share Purchase Agreement [Member] | Beijing Jiaqiwan [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investments				$ 165,488	¥ 1.2
Share Purchase Agreement [Member] | Wuhan Huiyu [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity acquire										37.50%	37.50%
Share Purchase Agreement [Member] | Beijing Jiaqiwan [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity acquire												4.00%